                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2012
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Check here if Amendment: [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Capital Management, Inc.

Address: One International Place, Suite 2401
         Boston, MA 02110

Form 13F File Number: 28-06766
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven M. Smith
Title: Chief Operating Officer and General Counsel
Phone: 617-526-8990

Signature, Place, and Date of Signing:

 /s/ Steven M. Smith              Boston, MA                    5/15/12
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:       66
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Form 13F Information Table Value Total: $  3,134,794
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                                          (thousands)

List of Other Included Managers: None

As of March 31, 2012

As of March 31, 2012

                                                                              INVESTMENT DISCRESTION  VOTING AUTHORITY (SHARES)
                                                                         SHR/
                                                      FAIR               PRN/
                              TITLE OF    CUSIP      MARKET    PRINCIPAL PUT/             SHARED  OTHER
NAME OF ISSUER                 CLASS      NUMBER     VALUE      AMOUNT   CALL SOLE SHARED OTHERS MANAGERS SOLE   SHARED   NONE
----------------------------- --------- --------- ----------- ---------- ---- ---- ------ ------ -------- ---- ---------- ----
Acme Packet Inc               Common    004764106   3,057,472    111,100  SHR SOLE                                111,100
Aetna Inc                     Common    00817Y108  62,705,016  1,250,100  SHR SOLE                              1,250,100
Alaska Air Group              Common    011659109 131,682,487  3,676,228  SHR SOLE                              3,676,228
Allegiant Travel  Co          Common    01748X102  42,409,938    778,164  SHR SOLE                                778,164
American Railcar Industries   Common    02916P103   5,235,677    222,700  SHR SOLE                                222,700
Ameristar Casinos Inc         Common    03070Q101  49,118,703  2,636,538  SHR SOLE                              2,636,538
Ariba Inc                     Common    04033V203  22,079,250    675,000  SHR SOLE                                675,000
Atlas Air Worldwide Holdings  Common    049164205   5,933,102    120,567  SHR SOLE                                120,567
Avis Budget Group Inc         Common    053774105  95,225,043  6,729,685  SHR SOLE                              6,729,685
Bally Technologies            Common    05874B107  73,617,225  1,574,700  SHR SOLE                              1,574,700
Boyd Gaming                   Common    103304101  30,228,633  3,855,693  SHR SOLE                              3,855,693
BroadSoft Inc                 Common    11133B409   7,301,504    190,889  SHR SOLE                                190,889
Churchill Downs               Common    171484108  47,928,940    857,405  SHR SOLE                                857,405
Cypress Semiconductor Corp    Common    232806109  21,744,128  1,391,179  SHR SOLE                              1,391,179
Delta Airlines Inc            Common    247361702 148,725,000 15,000,000  SHR SOLE                             15,000,000
Dollar Thrifty Automotive     Common    256743105 184,387,822  2,278,925  SHR SOLE                              2,278,925
Dover Motorsports             Common    260174107     994,458    671,931  SHR SOLE                                671,931
Eagle Materials Inc           Common    26969P108   2,606,250     75,000  SHR SOLE                                 75,000
Elan PLC                      Common    284131208  15,010,000  1,000,000 CALL SOLE                              1,000,000
Expedia Inc                   Common    30212P105  99,672,936  2,980,650  SHR SOLE                              2,980,650
Express Scripts Inc           Common    302182100  49,520,520    914,000  SHR SOLE                                914,000
First Marblehead Corp         Common    320771108     732,000    600,000  SHR SOLE                                600,000
Gastar Exploration Ltd        Common    367299203     608,226    203,420  SHR SOLE                                203,420
General Motors                Common    37045V100   9,068,558    353,550  SHR SOLE                                353,550
Genesee & Wyoming Inc         Class A   371559105   8,808,230    161,382  SHR SOLE                                161,382
Great Wolf Resorts Inc        Common    391523107   6,290,284  1,099,700  SHR SOLE                              1,099,700
Greenbrier Companies Inc      Common    393657101  15,634,100    790,000  SHR SOLE                                790,000
Gulfport Energy Corp          Common    402635304     728,000     25,000  SHR SOLE                                 25,000
Humana Inc                    Common    444859102  55,488,000    600,000  SHR SOLE                                600,000
IMAX Corp                     Common    45245E109  14,664,000    600,000  SHR SOLE                                600,000
Informatica Corp              Common    45666q102  18,124,810    342,624  SHR SOLE                                342,624
Isle of Capri Casinos         Common    464592104  13,632,507  1,930,950  SHR SOLE                              1,930,950
Jive Software                 Common    47760A108   4,117,456    151,600  SHR SOLE                                151,600
Lakes Entertainment Inc       Common    51206P109   2,370,445  1,316,914  SHR SOLE                              1,316,914
Las Vegas Sands Corp          Common    517834107  28,785,000    500,000  SHR SOLE                                500,000
Lodgenet Entertainment Corp   Common    540211109   9,975,000  2,850,000  SHR SOLE                              2,850,000
Lone Pine Resources Inc       Common    54222A106   2,860,000    440,000  SHR SOLE                                440,000
MarineMax Inc                 Common    567908108   5,306,646    644,793  SHR SOLE                                644,793
Medcath Corporation           Common    58404W109  12,827,324  1,631,975  SHR SOLE                              1,631,975
Melco Crown Entertainment     Spons ADR 585464100  31,903,564  2,338,971  SHR SOLE                              2,338,971
MGM Resorts Intl              Common    552953101  50,734,500  3,725,000  SHR SOLE                              3,725,000
MTR Gaming Group Inc          Common    553769100   4,910,000  1,000,000  SHR SOLE                              1,000,000
Nuance Communications Inc     Common    67020Y100  17,650,200    690,000  SHR SOLE                                690,000
Old Dominion Freight Line     Common    679580100   5,224,060    109,588  SHR SOLE                                109,588
Orbitz Worldwide Inc          Common    68557K109  75,045,537 24,605,094  SHR SOLE                             24,605,094
Penn National Gaming          Common    707569109 100,440,306  2,336,908  SHR SOLE                              2,336,908
Plains Exploration & Product  Common    726505100   2,057,010     48,230  SHR SOLE                                 48,230
Pozen Inc                     Common    73941U102  14,206,308  2,367,718  SHR SOLE                              2,367,718
Priceline.com                 Common    741503403 682,280,078    950,913  SHR SOLE                                950,913
Pure Cycle Corp               Common    746228303  12,957,863  5,982,970  SHR SOLE                              5,982,970
Republic Airways Holdings Inc Common    760276105   1,729,000    350,000  SHR SOLE                                350,000
Salesforce.com Inc            Common    79466L302  14,137,665     91,500  SHR SOLE                                 91,500
Spirit Airlines Inc           Common    848577102 107,646,930  5,363,574  SHR SOLE                              5,363,574
The Manitowoc Company  Inc    Common    563571108   9,244,620    667,000  SHR SOLE                                667,000
Trex Company                  Common    89531P105   4,358,517    135,864  SHR SOLE                                135,864
Trip Advisor                  Common    896945201 106,319,786  2,980,650  SHR SOLE                              2,980,650
United Continental Holdings   Common    910047109 102,967,929  4,789,206  SHR SOLE                              4,789,206
United Rentals Inc            Common    911363109  54,367,922  1,267,613  SHR SOLE                              1,267,613
UnitedHealth Group Inc        Common    91324P102 279,965,000  4,750,000  SHR SOLE                              4,750,000
Universal Health Services     Class B   913903100  28,435,935    678,500  SHR SOLE                                678,500
USG Corporation               Common    903293405   4,128,000    240,000  SHR SOLE                                240,000
ValueVision Media Inc         Common    92047K107  10,039,500  4,850,000  SHR SOLE                              4,850,000
VMware Inc                    Class A   928563402  21,895,295    194,850  SHR SOLE                                194,850
Wellpoint Inc                 Common    94973V107  81,180,000  1,100,000  SHR SOLE                              1,100,000
Wynn Resorts Ltd              Common    983134957     874,160     70,000  PUT SOLE                                 70,000
Zillow Inc                    Common    98954A107     889,750     25,000  SHR SOLE                                 25,000